FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Aaron Morse
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 14, 2006
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $391,819 (thousands)

List of Other Included Managers:

         None



                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/06                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                 Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment Other     (a)        (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion Managers  Sole     Shared   None
                                                          (X$1000)    Amount   Prn Call

ACCESS INTEGRATED TECHNLGS I  CLA              004329108     487        49,678 SH         SOLE                  49,678
ACCREDITED HOME LENDRS HLDG   COM              00437P107     985        20,600 SH         SOLE                  20,600
ACQUICOR TECHNOLOGY INC       *W EXP 03/15/201 00489A115     637     1,300,000 SH         SOLE               1,300,000
ACQUICOR TECHNOLOGY INC       COM              00489A107   3,510       650,000 SH         SOLE                 650,000
AMERICAN EXPRESS CO           DBCV 1.850%12/0  025816AS8  76,600    75,000,000 PRN        SOLE
AMERIPRISE FINL INC           COM              03076C106   8,764       196,200 SH         SOLE                 196,200
AXCAN PHARMA INC              COM              054923107     656        50,000 SH         SOLE                  50,000
AXIS CAPITAL HOLDINGS         SHS              G0692U109     569        19,900 SH         SOLE                  19,900
CELGENE CORP                  COM              151020104   1,518        32,000 SH         SOLE                  32,000
CENDANT CORP                  COM              151313103   3,258       200,000 SH         SOLE                 200,000
COMCAST CORP NEW              CLA SPL          20030N200  11,473       350,000 SH         SOLE                 350,000
CORPORATE EXECUTIVE BRD CO    COM              21988R102   2,505        25,000 SH         SOLE                  25,000
COURTSIDE ACQUISITION CORP    *W EXP 06/29/200 22274N110     176       400,000 SH         SOLE                 400,000
COURTSIDE ACQUISITION CORP    COM              22274N102   1,040       200,000 SH         SOLE                 200,000
COVENTRY HEALTH CARE INC      COM              222862104   2,747        50,000 SH         SOLE                  50,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111     358       325,000 SH         SOLE                 325,000
ENDEAVOR ACQUISITION CORP     COM              292577103   2,324       325,000 SH         SOLE                 325,000
ESCHELON TELECOM INC          COM              296290109   3,713       240,000 SH         SOLE                 240,000
GARTNER INC                   COM              366651107  16,330     1,150,000 SH         SOLE               1,150,000
GENERAL FINANCE CORP          COM              369822101     727       100,000 SH         SOLE                 100,000
GENZYME CORP                  COM              372917104   1,526        25,000 SH         SOLE                  25,000
GILEAD SCIENCES INC           COM              375558103   1,775        30,000 SH         SOLE                  30,000
GLOBAL INDS LTD               COM              379336100   3,340       200,000 SH         SOLE                 200,000
GREAT ATLANTIC & PAC TEA INC  COM              390064103   2,091        91,600 SH         SOLE                  91,600
HD PARTNERS ACQUISITION CORP  UNIT 99/99/9999  40415K209     785       100,000 SH         SOLE                 100,000
HEALTH NET INC                COM              42222G108   1,807        40,000 SH         SOLE                  40,000
HUMAN GENOME SCIENCES INC     COM              444903108     535        50,000 SH         SOLE                  50,000
HUMANA INC                    COM              444859102   2,685        50,000 SH         SOLE                  50,000
IMCLONE SYS INC               COM              45245W109   1,932        50,000 SH         SOLE                  50,000
INTRAWEST CORPORATION         COM NEW          460915200   6,372       200,000 SH         SOLE                 200,000
ISHARES INC                   MSCI JAPAN       464286848   6,820       500,000 SH         SOLE                 500,000
KANSAS CITY SOUTHERN          COM NEW          485170302  16,620       600,000 SH         SOLE                 600,000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW    500472303   5,450       175,000 SH         SOLE                 175,000
LYONDELL CHEMICAL CO          COM              552078107     567        25,000 SH         SOLE                  25,000
MYOGEN INC                    COM              62856E104   1,740        60,000 SH         SOLE                  60,000
NATIONALAUSTRALIA BK LTD      CAP UTS EXCHBL   632525309 143,283     3,359,500 SH         SOLE               3,359,500
NXSTAGE MEDICAL INC           COM              67072V103     262        30,000 SH         SOLE                  30,000
OSCIENT PHARMACEUTICALS CORP  NOTE 3.500% 4/1  68812RAB1   2,934     4,295,000 PRN        SOLE
OUTDOOR CHANNEL HLDGS INC     COM NEW          690027206   1,311       126,993 SH         SOLE                 126,993
PAN AMERICAN SILVER CORP      COM              697900108   4,498       250,000 SH         SOLE                 250,000
PDL BIOPHARMA INC             COM              69329Y104     921        50,000 SH         SOLE                  50,000
PRICE COMMUNICATIONS CORP     COM NEW          741437305  14,155       835,100 SH         SOLE                 835,100
QUINTANA MARITIME LTD         SHS              Y7169G109   3,231       394,084 SH         SOLE                 394,084
RALCORP HLDGS INC NEW         COM              751028101   4,253       100,000 SH         SOLE                 100,000
RED LION HOTELS CORP          COM              756764106   1,214       110,900 SH         SOLE                 110,900
SERVICES ACQUISITION CORP IN  *W EXP 02/14/200 817628118     946       240,000 SH         SOLE                 240,000
SHANGHAI CENTURYACQUISIT CO   UNIT 99/99/9999  G80637120     805       100,000 SH         SOLE                 100,000
TESORO CORP                   COM              881609101   1,859        25,000 SH         SOLE                  25,000
TRIBUNE CO NEW                SB DB EXCH2%29   896047305  17,603       260,900 SH         SOLE                 260,900
VALSPAR CORP                  COM              920355104     528        20,000 SH         SOLE                  20,000
XL CAP LTD                    CLA              G98255105   1,588        25,900 SH         SOLE                  25,900


Information Table Entry Total:               51
Information Value Total (Thousands):    391,810